Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 146	$ 2,681,048	$ (1,531,326)	$ (7,753)	$ 1,142,115
Beginning Balance (in shares) at Dec. 31, 2018	53,881
Issuance of shares in connection with stock-based compensation plans		2,222			2,222
Issuance of shares in connection with stock-based compensation plans (in shares)	167
Stock-based compensation		4,229			4,229
Comprehensive loss			(2,270)	568	(1,702)
Ending Balance at Mar. 31, 2019	$ 146	2,687,499	(1,533,596)	(7,185)	1,146,864
Ending Balance (in shares) at Mar. 31, 2019	54,048
Beginning Balance at Dec. 31, 2019	$ 148	2,706,894	(1,542,175)	(7,716)	1,157,151
Beginning Balance (in shares) at Dec. 31, 2019	54,441
Issuance of shares in connection with stock-based compensation plans	$ 1	29			30
Issuance of shares in connection with stock-based compensation plans (in shares)	358
Stock-based compensation		4,907			4,907
Comprehensive loss			(21,703)	(1,132)	(22,835)
Ending Balance at Mar. 31, 2020	$ 149	$ 2,711,830	$ (1,563,878)	$ (8,848)	$ 1,139,253
Ending Balance (in shares) at Mar. 31, 2020	54,799